AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    ("AVLIC")

           AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2
                      AMERITAS VARIABLE SEPARATE ACCOUNT VL
                      AMERITAS VARIABLE SEPARATE ACCOUNT VA
                              ("Separate Accounts")

                                  Supplement to
   OVERTURE BRAVO!, Corporate Benefit VUL, OVERTURE OVATION!, OVERTURE VIVA!, Protector hVUL, OVERTURE Annuity III-Plus, Form 4889 VA, and OVERTURE MEDLEY!
                         Prospectuses Dated May 1, 2005
    OVERTURE Life SPVUL, OVERTURE APPLAUSE!, OVERTURE APPLAUSE! II, OVERTURE
     ENCORE!, OVERTURE Annuity II, OVERTURE Annuity III, OVERTURE ACCLAIM!,
         OVERTURE ACCENT! Allocator 2000, Regent 2000, Executive Select,
                    Allocator 2000 Annuity, Designer Annuity
                         Prospectuses Dated May 1, 2002
                  OVERTURE Annuity Prospectus Dated May 1, 2000
                    UniVar Prospectus Dated November 1, 1999

                       Supplement Dated September 26, 2005

AVLIC is a wholly owned subsidiary of AMAL Corporation, a Nebraska stock company. AMAL was a joint venture between Ameritas Life Insurance Corp (Ameritas
Life), a Nebraska stock life insurance company, which owned a majority interest in AMAL Corporation, and AmerUs Life Insurance Company ("AmerUs Life"), an Iowa stock life insurance company, which owned a minority interest in AMAL Corporation. Effective September 26, 2005, AmerUs Life sold its interest in AMAL to Ameritas Life. With the sale of the AMAL Corporation stock, AmerUs Life will be released from its obligations under the guaranty that AmerUs executed in 1996 when the AMAL Corporation joint venture was created. The guaranty provides that AmerUs Life will be relieved of its obligations under the guaranty if it sells its interest in AMAL Corporation to another insurance company which has an equivalent financial rating from a national rating agency equal to or greater than that of AmerUs Life and the purchaser assumes the guaranty. Ameritas Life has an equivalent rating from a national rating agency and has assumed the guaranty obligation effective September 26, 2005.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Variable Life Insurance Company.
                 If you do not have a current prospectus, please
                        contact AVLIC at 1-800-745-1112.